Not FDIC Insured May Lose Value No Bank Guarantee
103-Q1PH

Schedule of Investments
(unaudited)
Templeton Global Smaller Companies Fund 2
Notes to Schedule of Investments 6

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited), November 30, 2024
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 93.8%
Bahamas 1.9%
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 916,879 $ 17,411,532
Belgium 0.7%
Barco NV ...................... Electronic Equipment, Instruments &
Components 581,204 6,228,218
Brazil 1.1%
Arcos Dorados Holdings, Inc., A ..... Hotels, Restaurants & Leisure 483,496 3,911,483
Camil Alimentos SA ............... Food Products 4,832,600 5,742,768
9,654,251
Canada 1.0%
Canaccord Genuity Group, Inc. ...... Capital Markets 1,198,200 9,260,044
China 1.2%
Haitian International Holdings Ltd. .... Machinery 2,001,000 5,105,219
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 8,177,678 5,558,317
10,663,536
Finland 1.1%
Huhtamaki OYJ .................. Containers & Packaging 288,328 10,412,269
France 0.7%
Kaufman & Broad SA ............. Household Durables 178,798 5,946,531
Germany 3.0%
Gerresheimer AG ................ Life Sciences Tools & Services 93,726 7,408,211
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 264,567 5,871,725
Rational AG .................... Machinery 14,285 13,378,955
26,658,891
Hong Kong 2.4%
Techtronic Industries Co. Ltd. ....... Machinery 1,143,790 16,279,703
VTech Holdings Ltd. .............. Communications Equipment 742,200 5,081,604
21,361,307
Hungary 0.8%
Richter Gedeon Nyrt . ............. Pharmaceuticals 262,517 6,982,773
India 1.9%
CESC Ltd. ..................... Electric Utilities 2,784,368 5,749,994
Exide Industries Ltd. .............. Automobile Components 2,076,774 11,150,855
16,900,849
Italy 7.1%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 144,209 14,284,156
a,b
Carel Industries SpA , 144A, Reg S ... Building Products 201,236 3,993,682
b
Cromwell European Real Estate
Investment Trust, Reg S .......... Diversified REITs 2,581,800 4,419,843
Interpump Group SpA ............. Machinery 323,981 15,081,662
Sanlorenzo SpA ................. Leisure Products 272,907 9,004,268
b
Technogym SpA , 144A, Reg S ...... Leisure Products 1,563,557 17,351,162
64,134,773
Japan 7.7%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 863,800 17,451,677
Bunka Shutter Co. Ltd. ............ Building Products 368,800 4,601,629
CKD Corp. ..................... Machinery 290,200 4,872,769

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Idec Corp. ...................... Electrical Equipment 221,500 $ 3,533,297
IDOM, Inc. ..................... Specialty Retail 860,300 6,284,252
MEITEC Group Holdings, Inc. ....... Professional Services 265,600 5,018,934
Morinaga & Co. Ltd. .............. Food Products 239,100 4,376,757
TechnoPro Holdings, Inc. .......... Professional Services 392,900 7,218,928
Tsumura & Co. .................. Pharmaceuticals 479,300 15,444,292
68,802,535
Netherlands 1.0%
SBM Offshore NV ................ Energy Equipment & Services 489,773 8,856,148
New Zealand 0.7%
Summerset Group Holdings Ltd. ..... Health Care Providers & Services 800,931 6,089,478
Singapore 0.7%
Digital Core REIT Management Pte. Ltd. Specialized REITs 10,873,600 6,684,128
South Korea 1.3%
BNK Financial Group, Inc. .......... Banks 871,410 6,611,480
DGB Financial Group, Inc. .......... Banks 741,457 4,723,604
11,335,084
Sweden 2.2%
b
Dometic Group AB, 144A .......... Automobile Components 1,263,517 6,404,314
b
Thule Group AB, 144A, Reg S ....... Leisure Products 417,274 13,144,017
19,548,331
Switzerland 5.5%
Bucher Industries AG ............. Machinery 31,309 12,118,713
Logitech International SA .......... Technology Hardware, Storage & Peripherals 143,085 11,574,146
b
Medacta Group SA, 144A, Reg S .... Health Care Equipment & Supplies 70,626 8,850,798
Siegfried Holding AG .............. Life Sciences Tools & Services 13,066 16,528,640
49,072,297
Taiwan 2.1%
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 1,142,000 4,506,747
Merida Industry Co. Ltd. ........... Leisure Products 1,175,000 5,822,426
Nien Made Enterprise Co. Ltd. ...... Household Durables 390,000 4,836,003
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 717,000 4,204,841
19,370,017
Thailand 0.1%
TOA Paint Thailand PCL ........... Chemicals 2,675,900 1,116,588
United Kingdom 5.0%
Fevertree Drinks plc .............. Beverages 583,155 5,171,988
Greggs plc ..................... Hotels, Restaurants & Leisure 296,291 10,186,958
Man Group plc .................. Capital Markets 4,115,384 11,017,106
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 199,594 5,231,852
Persimmon plc .................. Household Durables 298,433 4,780,750
Savills plc ...................... Real Estate Management & Development 370,962 5,069,609
b,c
Watches of Switzerland Group plc, 144A Specialty Retail 591,731 3,503,563
44,961,826
United States 44.6%
Academy Sports & Outdoors, Inc. .... Specialty Retail 66,392 3,269,806
a,c
Acadia Healthcare Co., Inc. ......... Health Care Providers & Services 60,218 2,446,657

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Advanced Drainage Systems, Inc. .... Building Products 35,645 $ 4,822,412
Alamo Group, Inc. ................ Machinery 81,215 16,238,939
c
Avanos Medical, Inc. .............. Health Care Equipment & Supplies 227,405 4,357,080
Brunswick Corp. ................. Leisure Products 48,682 3,919,388
a
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 165,319 14,422,430
Crown Holdings, Inc. .............. Containers & Packaging 58,954 5,429,074
c
Deckers Outdoor Corp. ............ Textiles, Apparel & Luxury Goods 22,887 4,484,937
a,c
Freshpet , Inc. ................... Food Products 111,850 17,118,642
c
Healthcare Services Group, Inc. ..... Commercial Services & Supplies 565,737 6,981,195
Hillenbrand, Inc. ................. Machinery 359,542 12,235,214
Huntington Bancshares, Inc. ........ Banks 991,417 17,855,420
c
ICON plc ....................... Life Sciences Tools & Services 39,972 8,404,113
a,c
Integer Holdings Corp. ............ Health Care Equipment & Supplies 128,881 18,107,781
Janus Henderson Group plc ........ Capital Markets 333,825 15,115,596
a
John Bean Technologies Corp. ...... Machinery 104,783 13,204,754
c
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 54,890 15,402,134
a,c
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 600,672 11,689,077
Lancaster Colony Corp. ............ Food Products 47,843 8,891,143
LCI Industries ................... Automobile Components 37,461 4,525,663
c
Leonardo DRS, Inc. .............. Aerospace & Defense 454,268 15,794,898
Levi Strauss & Co., A ............. Textiles, Apparel & Luxury Goods 333,147 5,816,747
c
Lindblad Expeditions Holdings, Inc. ... Hotels, Restaurants & Leisure 680,433 9,022,542
a
Lithia Motors, Inc., A .............. Specialty Retail 14,886 5,759,393
ManpowerGroup, Inc. ............. Professional Services 138,937 8,943,375
MGP Ingredients, Inc. ............. Beverages 137,900 6,382,012
c
Middleby Corp. (The) ............. Machinery 45,537 6,529,550
Miller Industries, Inc. .............. Machinery 213,796 15,739,662
c
NCR Atleos Corp. ................ Financial Services 254,946 8,364,778
a,c
NCR Voyix Corp. ................. Software 509,893 7,398,547
a
Patrick Industries, Inc. ............. Automobile Components 96,084 12,912,729
Seacoast Banking Corp. of Florida ... Banks 164,557 4,930,128
Sealed Air Corp. ................. Containers & Packaging 243,467 8,910,892
c
Skechers USA, Inc., A ............. Textiles, Apparel & Luxury Goods 80,592 5,143,381
a,c
Sonos, Inc. ..................... Household Durables 579,824 7,891,405
c
Texas Capital Bancshares, Inc. ...... Banks 176,282 15,592,143
TriMas Corp. .................... Containers & Packaging 565,191 14,932,346
TrustCo Bank Corp. .............. Banks 441,870 16,455,239
Voya Financial, Inc. ............... Financial Services 135,674 11,260,942
a
Winnebago Industries, Inc. ......... Automobiles 66,549 3,895,778
400,597,942
Total Common Stocks (Cost $560,874,926) .....................................
842,049,348
Units
a a a a a
Limited Partnerships 1.5%
United States 1.5%
AllianceBernstein Holding LP ....... Capital Markets 382,165 13,861,125
Total Limited Partnerships (Cost $4,956,429) ...................................
13,861,125
Total Long Term Investments (Cost $565,831,355) ...............................
855,910,473

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8 .
Short Term Investments 1.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 1.7%
United States 1.7%
d
FHLB, 12/02/24 .................. 15,000,000 $ 14,994,494
Total U.S. Government and Agency Securities (Cost $14,998,142) .................
14,994,494
a a a a a
Total Short Term Investments (Cost $14,998,142 ) ................................
14,994,494
a a a
Total Investments (Cost $580,829,497) 97.0% ...................................
$870,904,967
Other Assets, less Liabilities 3.0% .............................................
27,095,908
Net Assets 100.0% ...........................................................
$898,000,875
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is on loan at November 30, 2024.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $57,667,379, representing 6.4% of net assets.
c
Non-income producing.
d
The security was issued on a discount basis with no stated coupon rate.

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2024, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.369% $210,176 $20,769,933 $(20,980,109) $— $— $— — $5,082
Total Affiliated Securities ... $210,176 $20,769,933 $(20,980,109) $— $— $— $5,082
2. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................. $ 17,411,532 $ — $ — $ 17,411,532
Belgium .............................. — 6,228,218 — 6,228,218
Brazil ................................ 9,654,251 — — 9,654,251
Canada .............................. 9,260,044 — — 9,260,044
China ............................... — 10,663,536 — 10,663,536
Finland .............................. — 10,412,269 — 10,412,269
France ............................... — 5,946,531 — 5,946,531
Germany ............................. — 26,658,891 — 26,658,891
Hong Kong ........................... — 21,361,307 — 21,361,307
Hungary ............................. — 6,982,773 — 6,982,773
India ................................ — 16,900,849 — 16,900,849
Italy ................................. 3,993,682 60,141,091 — 64,134,773
Japan ............................... — 68,802,535 — 68,802,535
Netherlands ........................... — 8,856,148 — 8,856,148
New Zealand .......................... — 6,089,478 — 6,089,478
Singapore ............................ — 6,684,128 — 6,684,128
South Korea .......................... — 11,335,084 — 11,335,084
Sweden .............................. — 19,548,331 — 19,548,331
Switzerland ........................... 20,424,944 28,647,353 — 49,072,297
Taiwan ............................... — 19,370,017 — 19,370,017
Thailand ............................. — 1,116,588 — 1,116,588
United Kingdom ........................ 25,660,407 19,301,419 — 44,961,826
United States .......................... 400,597,942 — — 400,597,942
Limited Partnerships ...................... 13,861,125 — — 13,861,125
Short Term Investments ................... — 14,994,494 — 14,994,494
Total Investments in Securities ........... $500,863,927 $370,041,040
a
$— $870,904,967
a
Includes foreign securities valued at $355,046,546, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
FHLB Federal Home Loan Banks
REIT Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.